Summary of Deferred Tax Asset Not Recognized (Detail) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Tax losses (Capital)	$ 17,247	$ 29,255
Tax losses (Income)	23,446	134,588
Deductible temporary differences	5,246	5,224
Total	$ 45,939	$ 169,067